Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Weighted Average Lives Of Property And Equipment
Buildings and building improvements	10.1	yrs.
Transportation equipment	14.4
Machinery and equipment	5.6
Computer software	5.0
Furniture and fixtures	4.7

Schedule Of Weighted Average Lives Of Identifiable, Definite-Lived Intangible Assets
Covenants not to compete	6.4	yrs.
Reacquired franchise rights	6.7
Referral networks	10.0
Customer lists	13.3